UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
Booz Allen Hamilton Inc.
Term Loan, Maturing August 11, 2019(2)		8,900	$8,811,000
DAE Aviation Holdings, Inc.
Revolving Loan, 6.14%, Maturing July 31, 2013(3)		20,000	18,650,000
Term Loan, 5.45%, Maturing July 31, 2014		17,722	17,722,131
Term Loan, 5.45%, Maturing July 31, 2014		17,963	17,963,473
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		7,029	7,046,572
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,239	25,904,372
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,989	3,938,146
Term Loan, 6.25%, Maturing December 3, 2014		3,010	3,017,400
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		11,490	11,368,170
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		9,751	9,775,377
Term Loan, 4.00%, Maturing February 14, 2017		12,890	12,932,058
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,992,662
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		11,206	11,122,395

			$150,243,756

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		11,179	$10,312,372
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014		18,599	17,901,190

			$28,213,562

Automotive — 4.7%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		57,492	$57,411,560
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		8,045	7,834,275
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		70,365	71,585,076
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		37,731	35,968,680
Term Loan, 2.19%, Maturing December 28, 2015		21,709	20,694,829
Financiere Truck Investissement SAS
Term Loan, 0.00%, Maturing February 15, 2013(3)	GBP	1,033	1,509,388
Term Loan, 2.57%, Maturing February 15, 2013	EUR	1,479	1,695,960
Ford Motor Company
Term Loan, 0.25%, Maturing November 30, 2015(3)		4,852	4,577,435
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		64,325	63,713,912

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	15,457	$15,534,063
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	23,488	23,502,716
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	5,289	5,292,077
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	20,945	20,983,880
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	3,000	3,022,500
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	29,124	29,260,594
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	13,573	13,573,083
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	3,411	3,438,211
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	4,323	4,188,675
Term Loan, 2.50%, Maturing July 31, 2014	26,729	25,898,449
Term Loan, 5.50%, Maturing July 31, 2014	4,015	3,984,825
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	2,000	1,870,000

		$415,540,188

Beverage and Tobacco — 0.0%(4)
Maine Beverage Company
Term Loan, 2.21%, Maturing March 31, 2013	304	$299,867

		$299,867

Building and Development — 1.4%
401 North Wabash Venture LLC
Term Loan, 6.75%, Maturing August 1, 2013(5)	5,685	$5,685,330
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	18,112	18,075,534
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)	1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015	13,570	13,094,992
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	11,950	11,987,316
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	8,545	8,459,697
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	8,532	8,062,858
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	12,265	12,264,678
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	2,709	2,592,399
Term Loan, 4.50%, Maturing October 10, 2016	358	339,364
Term Loan, 4.50%, Maturing October 10, 2016	4,570	4,337,035
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	7,007	7,051,234
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014	19,259	18,970,370
Tishman Speyer U.S. Office, Inc.
Term Loan, Maturing January 8, 2014(2)	13,475	13,407,625

		$125,903,144

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 7.8%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		4,796	$4,813,860
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018		7,157	7,192,848
Term Loan, 5.75%, Maturing March 1, 2018		23,558	23,646,380
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		35,313	35,242,023
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 15, 2015		41,046	36,086,715
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		13,233	13,199,479
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,666,011
Term Loan, 3.00%, Maturing February 21, 2015		14,944	14,177,889
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,885,514
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,854,918
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,499	11,541,975
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		16,391	16,431,489
Catalina Marketing Corporation
Term Loan, 3.00%, Maturing October 1, 2014		5,872	5,693,260
ClientLogic Corporation
Term Loan, 6.91%, Maturing January 30, 2017	EUR	569	623,567
Term Loan, 7.21%, Maturing January 30, 2017		9,682	8,956,173
Corporate Executive Board Company, (The)
Term Loan, Maturing July 2, 2019(2)		5,650	5,678,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,843	10,829,229
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016		1,162	989,750
Term Loan, 8.25%, Maturing March 29, 2018		24,533	23,521,396
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		16,250	16,229,687
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		24,140	24,250,131
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,382	7,436,861
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		20,548	20,343,006
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		15,000	15,029,682
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		23,042	23,208,891
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		13,671	13,710,719
Term Loan, 6.25%, Maturing December 28, 2017		9,851	9,893,596
Term Loan - Second Lien, 10.46%, Maturing June 11, 2018		3,000	3,030,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,135	19,945,804
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		12,782	12,749,776

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014		1,861	$1,836,599
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,500	1,473,750
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		9,950	10,037,126
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		44,129	44,224,809
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014		41,268	40,401,772
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,964	1,965,255
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,185	9,208,088
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 26, 2016		35,647	35,721,527
Term Loan, 4.00%, Maturing February 28, 2017		24,027	24,042,042
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,915	5,893,068
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		30,366	30,631,324
Travelport LLC
Term Loan, 2.96%, Maturing August 23, 2013		154	140,614
Term Loan, 4.96%, Maturing August 21, 2015		8,217	7,533,548
Term Loan, 4.96%, Maturing August 21, 2015		20,702	18,979,533
Term Loan, 4.96%, Maturing August 21, 2015		20,818	19,085,913
Term Loan, 5.06%, Maturing August 21, 2015	EUR	1,481	1,644,043
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,614	1,615,748
Term Loan, 6.00%, Maturing July 28, 2017		8,245	8,255,239
West Corporation
Term Loan, 4.50%, Maturing July 15, 2016		6,511	6,502,728
Term Loan, 4.59%, Maturing July 15, 2016		18,086	18,063,841
			$700,115,446
Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		15,425	$15,521,406
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,807	4,832,615
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,738	4,744,048
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		49,177	48,750,289
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		28,404	28,351,024
Term Loan, 4.00%, Maturing May 15, 2019		10,997	11,000,946
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,080	9,103,036
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		23,167	23,051,055
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		14,825	14,810,590
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	4,072	4,329,281
Term Loan, 3.32%, Maturing March 4, 2016	EUR	4,072	4,329,281

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,439	$7,290,494
Term Loan, 1.95%, Maturing January 30, 2015		7,560	7,408,800
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,070	10,044,326
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,796	18,232,412
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,301	10,233,457
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.18%, Maturing July 1, 2016	EUR	3,546	4,155,684
UPC Broadband Holding B.V.
Term Loan, 4.13%, Maturing December 31, 2016	EUR	37,765	45,960,898
Term Loan, 4.38%, Maturing December 29, 2017	EUR	2,000	2,439,575
UPC Financing Partnership
Term Loan, 3.75%, Maturing December 30, 2016		5,061	5,018,148
Term Loan, 3.75%, Maturing December 29, 2017		10,793	10,705,298
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,586,437
YPSO Holding SA
Term Loan, 4.66%, Maturing June 6, 2016	EUR	3,336	3,702,649
Term Loan, 4.66%, Maturing June 6, 2016	EUR	5,763	6,235,057
			$304,836,806
Chemicals and Plastics — 3.8%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		13,645	$13,747,796
Celanese U.S. Holdings LLC
Term Loan, 3.12%, Maturing October 31, 2016	EUR	669	825,449
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,253,817
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		7,975	7,955,062
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		4,122	4,110,203
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,942	7,949,104
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,985	2,437,764
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(3)		1,280	1,235,200
Revolving Loan, 2.82%, Maturing January 30, 2016(3)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,863	14,928,467
Huntsman International, LLC
Term Loan, 2.54%, Maturing June 30, 2016		2,309	2,294,519
Term Loan, 2.84%, Maturing April 19, 2017		12,484	12,409,560
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		46,159	45,326,783
Momentive Performance Materials GmbH
Term Loan, 3.66%, Maturing May 5, 2015	EUR	4,922	5,631,963
Momentive Performance Materials Inc.
Term Loan, 2.49%, Maturing December 4, 2013		4,750	4,506,562
Term Loan, 3.75%, Maturing May 29, 2015		7,681	7,312,711
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		10,275	9,857,745

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Momentive Specialty Chemicals Inc.
Term Loan, 2.27%, Maturing May 3, 2013		12,368	$12,200,211
Term Loan, 4.00%, Maturing May 5, 2015		13,218	12,920,725
Term Loan, 4.25%, Maturing May 5, 2015		4,083	3,940,056
Term Loan, 4.25%, Maturing May 5, 2015		6,877	6,722,390
Term Loan, 4.25%, Maturing May 5, 2015		7,042	6,759,947
Term Loan, 4.40%, Maturing May 5, 2015	EUR	1,074	1,275,117
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,167	1,172,910
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		10,037	10,099,849
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,551	10,612,283
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,613	6,646,492
Styron S.A.R.L., LLC
Term Loan, 6.08%, Maturing August 2, 2017		42,252	39,452,594
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		4,539	4,558,481
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		2,946	2,896,339
Term Loan, 4.25%, Maturing February 8, 2018		10,804	10,614,509
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		63,313	63,025,080
			$341,988,488
Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		2,000	$2,004,584
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,911	3,920,276
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)		5,775	5,807,485
			$11,732,345
Conglomerates — 1.6%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,030	$1,035,942
Term Loan, 7.75%, Maturing September 22, 2014		2,556	2,571,954
Term Loan, 8.25%, Maturing September 22, 2014		414	413,860
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		33,245	33,510,538
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016		20,666	20,149,181
Term Loan, 5.50%, Maturing October 18, 2017		15,262	15,185,441
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018		5,249	5,228,943
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		2,750	2,736,250
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,626	27,771,669
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		36,915	36,545,676
			$145,149,454
Containers and Glass Products — 1.9%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015		24,229	$23,732,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		2,536	$2,537,503
Term Loan, 4.50%, Maturing February 23, 2018		25,168	25,178,365
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		3,948	4,026,620
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		2,400	2,397,000
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,590	68,350,392
Term Loan, 6.50%, Maturing August 9, 2018		34,260	34,699,027
Sealed Air Corporation
Term Loan, 5.50%, Maturing October 3, 2018	EUR	980	1,211,821
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,109	7,126,437
			$169,259,890
Cosmetics/Toiletries — 0.5%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		35,150	$35,224,694
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014		1,949	1,846,410
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019		5,251	5,299,437
			$42,370,541
Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		2,993	$2,951,353
Term Loan, 5.50%, Maturing February 10, 2017		20,815	20,416,127
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		12,575	12,659,416
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		297	297,065
Term Loan, 4.25%, Maturing March 15, 2018		7,181	7,190,163
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		14,361	14,380,326
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,873	9,886,474
			$67,780,924
Ecological Services and Equipment — 0.0%(4)
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(6)		114	$117,628
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017		2,486	2,469,536
			$2,587,164
Electronics/Electrical — 6.7%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		9,207	$9,017,226
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		25,279	25,073,205
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		35,150	35,155,483
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		7,366	7,352,634

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,227	$34,259,160
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,367	10,367,125
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	14,794	14,775,337
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	16,645	16,561,475
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,587	33,436,100
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	7,315	7,305,843
Term Loan, 5.50%, Maturing May 31, 2016	14,394	14,376,205
FCI International
Term Loan, 3.72%, Maturing November 1, 2013	434	429,204
Term Loan, 3.72%, Maturing November 1, 2013	434	429,204
Term Loan, 3.72%, Maturing November 1, 2013	451	445,823
Term Loan, 3.72%, Maturing November 1, 2013	451	445,823
Term Loan, 3.72%, Maturing November 1, 2013	796	787,047
Term Loan, 3.72%, Maturing November 1, 2013	1,573	1,555,833
FCI International S.A.S.
Term Loan, 3.72%, Maturing November 1, 2013	1,916	1,895,096
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016	42,483	40,040,550
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	11,240	9,834,705
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,925	1,937,834
Term Loan, 6.25%, Maturing April 5, 2018	60,025	60,671,687
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	19,210	19,137,894
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	11,612	11,655,796
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	20,047	19,846,942
Term Loan, 5.50%, Maturing March 3, 2017	17,294	17,344,760
Term Loan, 5.25%, Maturing March 19, 2019	19,202	19,177,873
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	11,187	10,704,567
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,601	9,300,668
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014	10,189	10,022,990
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	2,818	2,826,744
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	36,600	36,582,943
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	3,010	2,942,216
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,989,906
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	11,750	11,750,000
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	3,623	3,656,587
Term Loan, 6.50%, Maturing May 26, 2017	4,909	4,955,235

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	16,359	$16,530,770
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,640	8,693,627
Sunquest Information Systems, Inc.
Term Loan, 6.55%, Maturing December 16, 2016	13,786	13,785,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	10,149	10,180,716
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	13,971	13,974,080
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,346	25,203,553

		$598,416,216

Equipment Leasing — 0.7%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	9,915	$9,902,242
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,181,688
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	40,325	40,627,437

		$65,711,367

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.75%, Maturing February 11, 2016	11,447	$11,480,730

		$11,480,730

Financial Intermediaries — 3.6%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	10,371	$10,422,645
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	7,955	7,915,580
Term Loan, 3.75%, Maturing September 4, 2019	548	545,296
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	21,364	21,177,368
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	16,983	16,537,289
Term Loan, 3.00%, Maturing September 24, 2014	18,401	17,878,122
Term Loan, 3.00%, Maturing September 24, 2014	19,812	19,248,488
Term Loan, 4.25%, Maturing March 23, 2018	15,843	14,817,709
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	8,676	8,534,562
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	5,728	5,727,500
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	8,181	8,181,161
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,681,561
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	4,394	4,271,697
Term Loan, 4.00%, Maturing March 29, 2019	33,366	33,241,251
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,786	8,830,181
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	7,008	7,043,450

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017		35,459	$35,307,005
Term Loan, 5.95%, Maturing May 13, 2017		21,731	21,685,894
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,300,781
Oz Management LP
Term Loan, 1.75%, Maturing November 15, 2016		15,684	13,560,145
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(6)		63	51,347
Term Loan, 7.00%, Maturing December 10, 2015(6)		1,985	1,559,311
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,504	29,540,920
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,472	5,483,398

			$318,542,661

Food Products — 3.9%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,119	$9,891,291
BL Marketing Limited (Weetabix)
Term Loan, 7.36%, Maturing June 30, 2017	GBP	2,500	3,907,377
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		11,350	11,342,906
Dean Foods Company
Term Loan, 1.63%, Maturing April 2, 2014		22,592	22,379,958
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		86,824	85,521,447
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,072	13,106,522
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		9,627	9,650,692
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,222	28,930,188
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		20,557	20,565,235
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		56,920	57,009,007
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		20,525	20,643,865
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014		24,718	24,686,723
Term Loan, 4.75%, Maturing October 17, 2018		3,367	3,365,721
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		23,392	23,453,814
United Biscuits (UK) Limited
Term Loan - Second Lien, 4.57%, Maturing June 15, 2016	GBP	1,500	2,267,112
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		16,012	15,691,820

			$352,413,678

Food Service — 4.3%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016		40,817	$40,725,207
Term Loan, 3.50%, Maturing July 26, 2016		3,177	3,170,138
Term Loan, 3.50%, Maturing July 26, 2016		4,574	4,563,511
Term Loan, 3.65%, Maturing July 26, 2016		18,087	18,046,591
Term Loan, 3.71%, Maturing July 26, 2016		950	945,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,825	$4,728,500
Buffets, Inc.
Term Loan, 10.50%, Maturing July 18, 2017		3,500	3,430,000
Term Loan, 2.00%, Maturing July 19, 2017(3)		1,500	1,470,000
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		50,295	50,457,677
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017		19,905	19,969,397
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		44,111	43,956,915
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		18,219	18,302,859
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		7,855	7,924,047
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		6,636	6,574,342
Term Loan, 2.56%, Maturing June 14, 2014		70,557	69,902,995
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		4,450	4,483,375
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,116	7,106,730
SSP Financing Limited
Term Loan, 2.34%, Maturing December 17, 2016		4,774	4,181,576
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		8,951	8,687,293
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		26,929	25,792,886
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		15,337	15,325,321
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		23,100	23,145,715

			$382,890,325

Food/Drug Retailers — 3.5%
Alliance Boots Holdings Limited
Term Loan, 3.11%, Maturing July 9, 2015	EUR	17,497	$20,625,492
Term Loan, 3.54%, Maturing July 9, 2015	GBP	34,000	50,367,620
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		69,345	69,388,341
Iceland Foods Group Limited
Term Loan, 5.16%, Maturing April 12, 2019	EUR	7,950	9,889,002
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		63,307	62,183,372
Term Loan, 4.50%, Maturing March 2, 2018		36,469	36,104,378
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		9,475	9,427,625
Supervalu Inc.
Term Loan, 5.00%, Maturing April 28, 2018		54,542	54,341,481

			$312,327,311

Health Care — 11.9%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,511	$5,499,708
Term Loan, 4.75%, Maturing June 30, 2017		6,866	6,863,358
Term Loan, 4.75%, Maturing June 30, 2017		26,698	26,689,795

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		11,756	$10,992,128
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		21,377	21,430,538
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		5,912	5,916,956
Term Loan, 8.50%, Maturing April 4, 2017		5,912	5,916,956
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		43,805	43,746,960
BSN Medical Acquisition Holding GmbH
Term Loan, Maturing June 30, 2019(2)	EUR	2,000	2,485,407
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2016		13,127	13,127,354
Term Loan, 5.25%, Maturing September 15, 2017		13,497	13,556,473
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016		6,075	6,080,369
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014		62,428	62,310,418
Term Loan, 3.97%, Maturing January 25, 2017		25,066	24,946,594
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013		57	56,348
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,133	13,145,402
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015		29,501	27,657,475
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,596	10,638,730
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016		13,061	13,023,908
Term Loan, 6.25%, Maturing September 15, 2017		8,529	8,565,938
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		29,482	28,468,202
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		8,653	8,688,471
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		25,246	25,286,884
Fenwal, Inc.
Term Loan, 2.72%, Maturing February 28, 2014		2,782	2,767,732
Term Loan, 2.72%, Maturing February 28, 2014		477	474,643
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		39,749	39,781,635
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		19,762	19,712,340
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017		51,019	50,365,093
Term Loan, 3.50%, Maturing May 1, 2018		38,600	38,088,757
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		36,218	36,279,571
Hologic, Inc.
Term Loan, Maturing July 19, 2019(2)		21,250	21,404,955
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,065	12,057,195
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		5,444	5,481,214

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		35,408	$33,250,255
Term Loan, 6.75%, Maturing May 15, 2018		15,766	14,800,098
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		14,644	14,119,678
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		53,730	54,589,680
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing June 25, 2018		5,900	5,929,500
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		22,243	22,391,756
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,154	10,707,699
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		57,891	57,794,452
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		3,766	3,746,735
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		20,394	19,769,606
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,308	23,623,510
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018		3,625	3,620,469
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		17,796	17,707,006
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		33,573	33,059,023
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		6,150	6,151,925
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,402,128
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		5,450	5,473,844
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,721	22,138,287
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		8,076	8,088,851
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		250	251,062
Term Loan, 4.75%, Maturing February 13, 2019		10,948	10,984,149
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,571	24,533,103
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014		27,794	27,759,174
Term Loan, 4.50%, Maturing April 3, 2017		27,794	27,863,401
			$1,062,262,898
Home Furnishings — 0.4%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		2,748	$2,597,145
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		26,208	26,240,701
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		4,500	4,477,500
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		797	715,569

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sofia III S.a.r.l.
Term Loan, 2.66%, Maturing June 24, 2016	EUR	3,348	$3,640,243
			$37,671,158
Industrial Equipment — 1.3%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		14,974	$15,014,995
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		2,903	2,815,536
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		16,525	16,648,937
Grede, LLC
Term Loan, 7.00%, Maturing April 3, 2017		9,675	9,687,094
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018		5,885	5,921,701
Kinetek Acquisitions Corporation
Term Loan, 2.72%, Maturing November 11, 2013		2,716	2,704,005
Term Loan, 2.75%, Maturing November 11, 2013		276	274,371
Kion Group GMBH
Term Loan, 2.35%, Maturing December 23, 2014(5)		11,862	10,833,563
Term Loan, 4.24%, Maturing December 23, 2014(5)	EUR	455	512,224
Term Loan, 3.65%, Maturing December 29, 2014(5)	EUR	597	672,478
Term Loan, 2.85%, Maturing December 23, 2015(5)		11,862	10,833,563
Term Loan, 4.15%, Maturing December 29, 2015(5)	EUR	428	481,950
Term Loan, 4.15%, Maturing December 29, 2015(5)	EUR	579	651,490
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	5,861,240
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		6,650	6,681,215
Tank Intermediate Holding Corp.
Term Loan, 7.75%, Maturing June 28, 2019		10,675	10,541,562
Terex Corporation
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,925	12,188,820
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		6,797	6,877,257
			$119,202,001
Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014		22,790	$22,818,824
Term Loan, 6.75%, Maturing August 21, 2014		3,816	3,853,697
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		4,000	4,000,000
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		7,509	7,507,013
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		82,497	82,417,154
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		5,573	5,782,245
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,125	12,139,739
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		10,994	11,049,278
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		17,035	17,049,092
Term Loan, 6.75%, Maturing December 13, 2017		3,428	3,452,565
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,449	5,435,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	5,250	$7,778,497
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		22,290	22,059,788
Term Loan, 7.00%, Maturing May 5, 2014		3,890	3,896,450

			$209,239,950

Leisure Goods/Activities/Movies — 3.6%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		23,491	$23,514,358
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016		26,676	26,648,260
Term Loan, 4.25%, Maturing February 22, 2018		11,716	11,692,693
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,759	11,726,659
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016		34,422	34,374,078
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		25,815	25,874,235
Cinemark USA, Inc.
Term Loan, 3.54%, Maturing April 29, 2016		3,077	3,082,819
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,885	10,932,731
Fender Musical Instruments Corporation
Term Loan, 2.50%, Maturing June 9, 2014		1,063	1,044,267
Term Loan, 2.50%, Maturing June 9, 2014		3,705	3,640,354
Kasima, LLC
Term Loan, 4.22%, Maturing March 10, 2015		15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017		11,877	11,921,919
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		34,529	34,377,469
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.50%, Maturing July 21, 2017		14,545	14,500,685
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017		5,818	5,795,205
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014(6)		4,315	3,458,959
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.95%, Maturing February 17, 2016		5,957	5,927,163
Term Loan, 4.00%, Maturing August 17, 2017		22,366	22,344,925
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		29,800	29,783,699
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		11,710	11,841,368
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,780	10,465,231
Term Loan, 9.25%, Maturing June 19, 2015		1,995	2,004,895

			$320,008,222

Lodging and Casinos — 1.6%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		5,087	$5,096,788
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,503	5,525,797
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,750	9,868,219
Term Loan, 5.50%, Maturing January 26, 2018		49,603	43,829,635

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group LTD
Term Loan, 5.58%, Maturing May 30, 2018	GBP	26,445	$37,936,928
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,431	6,459,199
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016		3,261	3,175,234
Term Loan, 2.84%, Maturing November 23, 2016		3,635	3,580,896
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		6,148	4,103,717
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,280	9,288,505
Quidnax AB
Term Loan, 2.67%, Maturing April 27, 2015	EUR	4,725	5,211,038
Term Loan, 3.17%, Maturing June 30, 2016	EUR	4,725	5,211,038

			$139,286,994

Nonferrous Metals/Minerals — 1.3%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		27,725	$27,387,115
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		41,010	40,835,648
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		12,020	12,087,487
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,940	7,897,323
Term Loan, 4.00%, Maturing March 10, 2017		15,545	15,461,761
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		14,936	14,973,793

			$118,643,127

Oil and Gas — 2.3%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,823	$6,866,084
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,333	2,357,644
Term Loan, 9.00%, Maturing June 23, 2017		22,798	23,097,465
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		13,225	13,401,329
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		31,825	31,427,187
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		20,024	17,370,652
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		24,498	24,650,901
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		20,877	20,945,013
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		31,840	31,999,550
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		764	771,114
Term Loan, 6.50%, Maturing April 20, 2017		1,250	1,262,454
Term Loan, 6.50%, Maturing April 20, 2017		9,437	9,527,358

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014		6,492	$6,538,360
Term Loan, 3.25%, Maturing November 14, 2014		3,053	2,997,879
Term Loan, 3.25%, Maturing November 14, 2014		12,348	12,124,442

			$205,337,432

Publishing — 3.7%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		21,995	$21,705,911
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	719	840,144
Term Loan, 5.95%, Maturing December 31, 2014	EUR	1,235	1,444,148
Term Loan, 5.95%, Maturing December 31, 2014	EUR	2,435	2,846,398
Term Loan, 5.97%, Maturing December 31, 2014		959	897,964
Term Loan, 5.97%, Maturing December 31, 2014		2,491	2,332,946
Term Loan, 5.97%, Maturing December 31, 2014		7,273	6,810,810
Term Loan, 5.97%, Maturing December 31, 2014		9,809	9,185,714
Term Loan, 5.97%, Maturing December 31, 2014		13,060	12,231,134
Term Loan, 5.98%, Maturing December 31, 2013		19	17,833
Term Loan, 5.98%, Maturing December 31, 2013		33	32,083
Black Press US Partnership
Term Loan, 2.47%, Maturing August 2, 2013		814	749,175
Term Loan, 2.47%, Maturing August 2, 2013		1,341	1,233,934
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		23,879	21,931,110
Endurance International Group, Inc. (The)
Term Loan - Second Lien, 11.00%, Maturing October 20, 2018		3,125	3,140,625
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		4,841	1,594,772
Term Loan, 2.25%, Maturing August 28, 2014		15,423	5,081,411
Term Loan, 2.50%, Maturing August 28, 2014		9,206	3,033,154
Getty Images, Inc.
Term Loan, 4.00%, Maturing November 2, 2015		6,468	6,485,877
Term Loan, 5.25%, Maturing November 7, 2016		42,025	42,217,621
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014		1,614	1,287,399
Term Loan, 3.62%, Maturing August 7, 2014		15,486	12,349,949
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,270,449
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		64,750	62,321,807
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,634	1,585,225
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		11,854	11,350,435
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014		277	237,805
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		17,229	15,485,170
Nielsen Finance LLC
Term Loan, 3.50%, Maturing May 2, 2016		35,315	35,325,919
Term Loan, 4.00%, Maturing May 2, 2016		3,724	3,727,000
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013		870	869,344
Term Loan, 3.75%, Maturing September 30, 2013		1,759	1,757,007

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing September 19, 2012		1,627	$1,629,937
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		1,800	1,080,263
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		3,991	3,831,735
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		631	581,886
Term Loan, 8.00%, Maturing September 29, 2014		841	775,848

			$332,279,942

Radio and Television — 3.0%
Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016		16,634	$12,600,327
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		52,068	52,419,902
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		6,435	6,462,349
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		16,585	16,605,362
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		2,563	2,545,996
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		4,965	5,002,475
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		6,940	6,992,176
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015		11,608	11,482,371
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,736	3,736,005
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,781	10,780,989
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,831	9,732,396
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		12,548	12,485,509
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,745	8,774,105
Tyrol Acquisitions 2 SAS
Term Loan, 4.16%, Maturing January 29, 2016(5)	EUR	5,000	5,283,029
Term Loan, 4.16%, Maturing January 29, 2016(5)	EUR	10,634	11,264,190
Term Loan, 4.16%, Maturing January 29, 2016(5)	EUR	10,636	11,266,780
Univision Communications Inc.
Term Loan, 2.25%, Maturing September 29, 2014		7,816	7,683,556
Term Loan, 4.50%, Maturing March 31, 2017		58,036	55,763,191
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,720,341

			$266,601,049

Retailers (Except Food and Drug) — 3.4%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		12,041	$12,094,885
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		7,175	7,246,750
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		16,341	16,258,655

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		11,725	$11,768,969
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		40,556	40,181,876
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		22,800	22,650,693
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		4,629	4,654,834
Term Loan, 5.00%, Maturing July 29, 2016		21,592	21,713,756
National Vision, Inc.
Term Loan, Maturing August 10, 2018(2)		8,575	8,446,375
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		41,075	40,849,539
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,698,780
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		11,692	11,677,265
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		2,785	2,773,500
Term Loan, 2.80%, Maturing July 24, 2014		29,835	29,710,954
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	19,748,981
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	86	85,751
Term Loan, 2.94%, Maturing March 9, 2015	EUR	336	333,444
Term Loan, 2.94%, Maturing March 9, 2015	EUR	9,880	9,795,939
Term Loan, 3.57%, Maturing March 8, 2016	EUR	86	85,743
Term Loan, 3.57%, Maturing March 8, 2016	EUR	336	333,444
Term Loan, 3.57%, Maturing March 8, 2016	EUR	9,880	9,795,939
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	13	10,420
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	88	72,940
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	900	750,236

			$305,739,668

Steel — 0.5%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,087	$23,145,110
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,799	7,788,996
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		6,950	7,010,812
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,825	6,842,063

			$44,786,981

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$27,984,000
Term Loan, 3.75%, Maturing March 9, 2018		30,457	30,272,532
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2016		1,313	1,317,422
Term Loan, 5.00%, Maturing December 21, 2017		21,538	21,712,960

			$81,286,914

Telecommunications — 3.8%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,012	$12,785,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,856	$6,821,471
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		16,942	16,931,718
Eircom Finco S.a.r.l.
Term Loan, 4.66%, Maturing September 30, 2017	EUR	9,132	8,300,305
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		88,363	88,611,549
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		4,126	4,030,587
Term Loan, 3.15%, Maturing May 31, 2014	GBP	316	483,593
Macquarie UK Broadcast Limited
Term Loan, 2.81%, Maturing July 1, 2014	GBP	6,000	8,594,055
Term Loan, 3.06%, Maturing December 1, 2014	GBP	14,352	20,533,232
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,989	1,987,669
Term Loan, 4.00%, Maturing March 16, 2018		79,877	79,537,075
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,739	8,702,689
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,685	4,678,949
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,700	3,626,000
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		9,531	9,525,100
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,950	21,922,563
Telesat, LLC
Term Loan, 4.25%, Maturing March 28, 2019		34,775	34,700,477
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		8,986	9,019,948

			$340,792,588

Utilities — 2.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		27,657	$27,748,530
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,441	8,472,611
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		9,680	9,727,954
Term Loan, 4.50%, Maturing April 2, 2018		30,831	30,980,413
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		4,788	4,789,997
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		9,435	9,697,383
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		12,704	13,218,118
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		8,791	8,790,604
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019		12,150	12,119,625
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,670	34,791,799

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017		50,113	$32,009,421

			$192,346,455

Total Senior Floating-Rate Interests (identified cost $8,401,680,249)			$8,323,289,242

Corporate Bonds & Notes — 2.2%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(4)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(7)		4,000	$3,950,000

			$3,950,000

Chemicals and Plastics — 0.5%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$2,055,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)(8)	EUR	8,000	9,744,766
8.375%, 2/15/19(7)		15,250	15,840,937
7.50%, 5/1/20(7)		9,525	9,715,500
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,400,000

			$42,756,203

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(9)	GBP	6,500	$9,324,790

			$9,324,790

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)		184	$156,179

			$156,179

Electronics/Electrical — 0.0%(4)
NXP BV/NXP Funding, LLC
3.205%, 10/15/13(8)		75	$75,000

			$75,000

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(7)		2,325	$2,563,313
7.125%, 9/1/18(7)		2,325	2,641,781

			$5,205,094

Financial Intermediaries — 0.2%
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(7)	EUR	6,500	$8,197,538
6.625%, 7/1/20(7)		9,000	9,382,500

			$17,580,038

Health Care — 0.0%(4)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,135,000

			$3,135,000

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)		6,750	$7,543,125
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)		8,250	8,580,000

			$16,123,125

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)		25,250	$25,407,813

			$25,407,813

Radio and Television — 0.0%(4)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		2,844	$3,043,080

			$3,043,080

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,180,000
Sunrise Communications International SA, Sr. Notes
5.128%, 12/31/17(7)	EUR	3,000	3,755,795

			$12,935,795

Utilities — 0.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)		28,200	$31,513,500
7.875%, 1/15/23(7)		26,100	29,819,250

			$61,332,750

Total Corporate Bonds & Notes (identified cost $189,876,046)			$201,024,867

Asset-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(8)		$516	$448,945
Avalon Capital Ltd. 3, Series 1A, Class D, 2.417%, 2/24/19(7)(8)		884	718,072
Babson Ltd., Series 2005-1A, Class C1, 2.405%, 4/15/19(7)(8)		1,129	857,141
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.888%, 8/11/16(7)(8)		1,500	1,419,017
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.968%, 3/8/17(7)(8)		985	870,884
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.405%, 1/15/18(7)(8)		2,000	1,470,055

Total Asset-Backed Securities (identified cost $6,986,789)			$5,784,114

Common Stocks — 0.6%

Security	Shares		Value
Automotive — 0.0%(4)
Dayco Products, LLC(10)(11)		88,506	$3,009,204

			$3,009,204

Security	Shares	Value
Building and Development — 0.0%(4)
United Subcontractors, Inc.(6)(10)(11)	3,646	$148,216

		$148,216

Diversified Manufacturing — 0.0%(4)
MEGA Brands, Inc.(11)	19,081	$119,495

		$119,495

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(11)(12)	2,484	$226,044

		$226,044

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(10)(11)	692	$66,112

		$66,112

Food Service — 0.0%(4)
Buffets Restaurants Holdings Inc.(6)(10)(11)	364,532	$3,313,596

		$3,313,596

Home Furnishings — 0.0%(4)
Oreck Corp.(6)(10)(11)	14,217	$816,056
Sanitec Europe Oy B Units(6)(10)(11)	235,094	1,518,613
Sanitec Europe Oy E Units(6)(10)(11)	230,960	0

		$2,334,669

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(6)(10)(11)	414,634	$12,646,337

		$12,646,337

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(10)(11)	206,125	$2,336,079

		$2,336,079

Publishing — 0.3%
Ion Media Networks, Inc.(6)(10)(11)	28,605	$21,120,502
MediaNews Group, Inc.(6)(10)(11)	162,730	3,493,812
Source Interlink Companies, Inc.(6)(10)(11)	5,725	33,606
Star Tribune Media Holdings Co.(10)(11)	30,631	850,010
SuperMedia, Inc.(10)(11)	53,719	123,553

		$25,621,483

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	2,310	$7,016,625

		$7,016,625

Total Common Stocks (identified cost $34,389,740)		$56,837,860

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	569	$35,847

Total Preferred Stocks (identified cost $9,958)		$35,847

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	112	$340,200

		$340,200

Telecommunications — 0.0%
ERC Luxembourg Holdings, Ltd., Expires 06/11/32(6)(10)(11)	21,381	$0

		$0

Total Warrants (identified cost $192,476)		$340,200

Short-Term Investments — 4.4%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$358,639	$358,638,976
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/31/12	35,880	35,879,987

Total Short-Term Investments (identified cost $394,518,963)		$394,518,963

Total Investments — 100.3% (identified cost $9,027,654,221)		$8,981,831,093

Less Unfunded Loan Commitments — (0.2)%		$(15,246,639)

Net Investments — 100.1% (identified cost $9,012,407,582)		$8,966,584,454

Other Assets, Less Liabilities — (0.1)%		$(14,067,265)

Net Assets — 100.0%		$8,952,517,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Amount is less than 0.05%.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $173,990,987 or 1.9% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $239,486.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,013,892,063

Gross unrealized appreciation	$95,242,785
Gross unrealized depreciation	(142,550,394)

Net unrealized depreciation	$(47,307,609)

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$261,891

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/31/12	British Pound Sterling 50,550,489	United States Dollar 79,004,601	JPMorgan Chase Bank NA	$(249,665)
8/31/12	Euro 55,955,773	United States Dollar 69,886,522	Citibank NA	1,016,427
8/31/12	Euro 5,200,000	United States Dollar 6,388,465	Citibank NA	(11,670)
9/28/12	British Pound Sterling 25,817,034	United States Dollar 40,149,877	Goldman Sachs International	(326,150)
9/28/12	Euro 65,499,443	United States Dollar 81,679,443	HSBC Bank USA	1,033,647
9/28/12	Swiss Franc 536,998	United States Dollar 544,679	JPMorgan Chase Bank NA	(6,116)
9/28/12	Swiss Franc 15,705,466	United States Dollar 16,325,645	State Street Bank and Trust Co.	216,665
10/31/12	British Pound Sterling 19,104,648	United States Dollar 30,036,805	HSBC Bank USA	84,175
10/31/12	Euro 67,162,459	United States Dollar 83,121,603	Deutsche Bank AG	390,515

				$2,147,828

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$60,000	Receives	3-month USD- LIBOR-BBA	0.98%	6/24/14	$(675,342)
Citibank NA	60,000	Receives	3-month USD- LIBOR-BBA	1.81	6/24/16	(2,890,423)

						$(3,565,765)

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$2,741,429	$(593,601)

		$2,741,429	$(593,601)

Interest Rate	Swap contracts	$—	$(3,565,765)

		$—	$(3,565,765)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,301,059,526	$6,983,077	$8,308,042,603
Corporate Bonds & Notes	—	200,868,688	156,179	201,024,867
Asset-Backed Securities	—	5,784,114		5,784,114
Common Stocks	243,048	13,211,918	43,382,894	56,837,860
Preferred Stocks	—	—	35,847	35,847
Warrants	—	340,200	0	340,200
Short-Term Investments	—	394,518,963	—	394,518,963
Total Investments	$243,048	$8,915,783,409	$50,557,997	$8,966,584,454
Forward Foreign Currency Exchange Contracts	$—	$2,741,429	$—	$2,741,429
Total	$243,048	$8,918,524,838	$50,557,997	$8,969,325,883

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(593,601)	$—	$(593,601)
Swap Contracts	—	(3,565,765)	—	(3,565,765)
Total	$—	$(4,159,366)	$—	$(4,159,366)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012